Schedule III - Real Estate and Accumulated Depreciation - Summary of Real Estate Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisition Costs
Land	$ 4,536,013
Building, Improvements and Other	8,821,661
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	144,905
Gross Amount at Which Carried at Close of Period
Land	4,536,013
Building, Improvements and Other	8,782,321
Total	13,318,334	$ 12,655,847	$ 11,468,170	$ 9,965,185
Accumulated Depreciation	(2,812,205)	$ (2,633,909)	$ (2,388,492)	$ (2,171,546)
Aggregate cost of land, buildings, and improvements for federal income tax purposes	9,400,000
Investment Properties
Acquisition Costs
Land	4,536,013
Building, Improvements and Other	8,821,173
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	144,713
Gross Amount at Which Carried at Close of Period
Land	4,536,013
Building, Improvements and Other	8,781,640
Total	13,317,653
Accumulated Depreciation	(2,812,097)
New York-New York | Investment Properties
Acquisition Costs
Land	149,984
Building, Improvements and Other	484,001
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	149,984
Building, Improvements and Other	484,536
Total	634,520
Accumulated Depreciation	(296,527)
The Mirage | Investment Properties
Acquisition Costs
Land	1,017,562
Building, Improvements and Other	760,222
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	1,017,562
Building, Improvements and Other	747,479
Total	1,765,041
Accumulated Depreciation	(484,617)
Mandalay Bay | Investment Properties
Acquisition Costs
Land	1,199,785
Building, Improvements and Other	1,882,381
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	1,199,785
Building, Improvements and Other	1,871,540
Total	3,071,325
Accumulated Depreciation	(733,704)
Luxor | Investment Properties
Acquisition Costs
Land	440,685
Building, Improvements and Other	710,796
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	440,685
Building, Improvements and Other	704,484
Total	1,145,169
Accumulated Depreciation	(350,834)
Excalibur | Investment Properties
Acquisition Costs
Land	814,805
Building, Improvements and Other	342,685
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	43,945
Gross Amount at Which Carried at Close of Period
Land	814,805
Building, Improvements and Other	384,036
Total	1,198,841
Accumulated Depreciation	(144,345)
Park MGM | Investment Properties
Acquisition Costs
Land	291,035
Building, Improvements and Other	376,625
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	100,768
Gross Amount at Which Carried at Close of Period
Land	291,035
Building, Improvements and Other	322,875
Total	613,910
Accumulated Depreciation	(87,453)
Park MGM | Investment Properties
Acquisition Costs
Land	104,945
Building, Improvements and Other	561,457
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	104,945
Building, Improvements and Other	559,210
Total	664,155
Accumulated Depreciation	(258,113)
MGM Grand Detroit | Investment Properties
Acquisition Costs
Land	52,509
Building, Improvements and Other	597,324
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	52,509
Building, Improvements and Other	597,324
Total	649,833
Accumulated Depreciation	(177,119)
Gold Strike Tunica | Investment Properties
Acquisition Costs
Land	3,609
Building, Improvements and Other	179,146
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	3,609
Building, Improvements and Other	178,578
Total	182,187
Accumulated Depreciation	(88,475)
Borgata | Investment Properties
Acquisition Costs
Land	35,568
Building, Improvements and Other	1,264,432
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	35,568
Building, Improvements and Other	1,254,782
Total	1,290,350
Accumulated Depreciation	(87,997)
MGM National Harbor | Investment Properties
Acquisition Costs
Land	0
Building, Improvements and Other	1,183,909
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	0
Building, Improvements and Other	1,199,839
Total	1,199,839
Accumulated Depreciation	(83,837)
Borgata | Investment Properties
Acquisition Costs
Land	33,026
Building, Improvements and Other	101,353
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	33,026
Building, Improvements and Other	100,115
Total	133,141
Accumulated Depreciation	(13,638)
Northfield OpCo | Investment Properties
Acquisition Costs
Land	392,500
Building, Improvements and Other	376,842
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	0
Gross Amount at Which Carried at Close of Period
Land	392,500
Building, Improvements and Other	376,842
Total	769,342
Accumulated Depreciation	(5,438)
MGP Corporate Office | Corporate Property
Acquisition Costs
Land	0
Building, Improvements and Other	488
Costs Capitalized Subsequent to Acquisition
Land	0
Building, Improvements and Other	192
Gross Amount at Which Carried at Close of Period
Land	0
Building, Improvements and Other	681
Total	681
Accumulated Depreciation	$ (108)